Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Compensation [Abstract]
Schedule of summary of the option activity
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (000’s)
Outstanding as of December 31, 2022	1,865,094	$2.93	8.90
Granted	—	—
Exercised	(11,959)	1.80
Forfeited	(17,800)	1.80
Balance as of March 31, 2023	1,835,335	$2.95	8.54	$14,509,120
Exercisable as of March 31, 2023	553,326	$1.80	8.21	$5,018,458

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (000’s)
Outstanding as of December 31, 2021	3,043,000	$1.00	6.4	(791,180)
Granted	550,000	4.81	9.9	—
Exercised	(5,500)	1.00	8.7	—
Forfeited/Cancelled	(234,500)	1.00	8.7	—
Balance as of December 31, 2022	3,353,000	$1.63	8.90	$10,643,900
Exercisable as of December 31, 2022	1,195,550	$1.00	8.71	$4,543,090

Schedule of weighted-average grant-date fair value of unit options
Weighted- Average Grant Date Fair Value
Non-vested as of December 31, 2022	$1.01
Granted	—
Vested	0.30
Forfeited	2.18
Non-vested as of March 31, 2023	$1.30

Schedule of weighted-average grant-date fair value
Weighted- Average Grant Date Fair Value
Non-vested as of December 31, 2021	$0.30
Granted	3.07
Vested	0.30
Forfeited	0.30
Non-vested as of December 31, 2022	$1.01

Schedule of weighted average fair value of black-scholes
	December 31,
	2022	2021
Expected unit price volatility	65 – 70%	45.0%
Risk-free interest rate	2.9 – 3.6%	0.1%
Expected annual dividend yield	—%	—%
Expected term (years)	6.50	1.04